Condensed Consolidated Interim Cash Flow Statements - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Operating activities
Net profit / (loss) for the period	€ (279,990)	€ (137,654)
Reversal of non-cash consideration relating to revenue	(2,850)	(5,334)
Reversal of share of profit / (loss) of associate	6,501	5,452
Reversal of finance income	(1,677)	(30,285)
Reversal of finance expenses	40,391	812
Reversal of tax charge	(202)	(196)
Adjustments for:
Share-based payment	38,781	26,205
Depreciation	6,462	4,716
Changes in working capital:
Receivables	(2,082)	(285)
Prepayments	(7,618)	4,478
Contract liabilities (deferred income)	(635)	(5,529)
Trade payables, accrued expenses, and other payables	20,732	3,596
Cash flows generated from / (used in) operations	(182,187)	(134,024)
Finance income received	1,653	8,087
Finance expenses paid	(1,152)	(526)
Income taxes received / (paid)	470	(237)
Cash flows from / (used in) operating activities	(181,216)	(126,700)
Investing activities
Acquisition of property, plant and equipment	(15,596)	(4,030)
Reimbursement from acquisition of property, plant and equipment	4,004
Development expenditures (software)	(734)
Purchase of marketable securities	(340,391)
Settlement of marketable securities	132,650
Cash flows from / (used in) investing activities	(220,067)	(4,030)
Financing activities
Payment of lease liabilities	(3,480)	(2,992)
Capital increase	627,189	524,023
Cost of capital increase	(31,373)	(31,701)
Cash flows from / (used in) financing activities	592,336	489,330
Increase / (decrease) in cash and cash equivalents	191,053	358,600
Cash and cash equivalents at January 1	598,106	277,862
Effect of exchange rate changes on balances held in foreign currencies	(25,705)	22,198
Cash and cash equivalents at September 30	763,454	658,660
Bank deposits	719,698	658,660
Short-term marketable securities	43,756
Cash and cash equivalents at September 30	€ 763,454	€ 658,660